Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value of Financial Assets and Liabilities
Schedule of fair value hierarchy for financial assets and liabilities measured at fair value

	December 31, 2015
($ thousands)	Fair Value	Level 1	Level 2	Level 3	Total

Restricted Investments	43,426	43,426	—	—	43,426

Derivative Assets:
Foreign Currency Forward Contracts	5,002	—	5,002	—	5,002
Interest Rate Swaps	1,963	—	1,963	—	1,963

Jackpot Investments	151,499	151,499	—	—	151,499
Available for Sale Investments	7,250	7,250	—	—	7,250

Derivative Liabilities:
Foreign Currency Forward Contracts	750	—	750	—	750
Interest Rate Swaps	8,958	—	8,958	—	8,958

	December 31, 2014
($ thousands)	Fair Value	Level 1	Level 2	Level 3	Total

Restricted Investments	76,843	76,843	—	—	76,843

Derivative Assets:
Foreign Currency Forward Contracts	1,999	—	1,999	—	1,999

Available for Sale Investments	7,073	7,073	—	—	7,073

Derivative Liabilities:
Foreign Currency Forward Contracts	4,596	—	4,596	—	4,596

Schedule of fair value hierarchy for financial assets and liabilities not measured at fair value

	December 31, 2015
($ thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Total	Unrealized Gain (Loss)

Customer financing receivables, net	199,845	199,845	—	—	199,845	199,845	—
Available for sale investments	13,232	13,232	—	—	13,232	13,232	—
Jackpot liabilities	337,243	329,923	—	—	329,923	329,923	7,320
Debt	8,343,368	8,176,986	6,450,306	1,726,680	—	8,176,986	166,382

	December 31, 2014
($ thousands)	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Total	Unrealized Gain (Loss)

Available for sale investments	10,925	10,925	—	—	10,925	10,925	—
Debt	2,959,471	3,136,084	2,226,226	909,858	—	3,136,084	(176,613)